Offerings - Offering: 1	Nov. 10, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.0087%
Offering Note	(a) An unspecified aggregate initial offering price and number of shares of common stock, par value $0.01 per share (the "Common Stock"), of Leonardo DRS, Inc. (the "Company") is being registered hereunder, as may from time to time be offered at indeterminate prices. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Company is deferring payment of the entire registration fee. In connection with the shares of Common Stock offered hereby, the Company will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Company will calculate the registration fee applicable to an offer of the shares of Common Stock pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.